Related party transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Guangzhou Sunhongs | Bandwidth service
Related party transactions
Expense with related party	$ 777	$ 1,614	$ 1,382
Other Related Party
Related party transactions
Others	1,013	1,083	1,308
Related parties
Related party transactions
Expense with related party	$ 5,521	$ 7,553	$ 8,008